Document and Entity Information Document	Jun. 19, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	Quest Diagnostics Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12215
Entity Tax Identification Number	16-1387862
Entity Address, Address Line One	500 Plaza Drive
Entity Address, City or Town	Secaucus,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	-973
Local Phone Number	520-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001022079
Amendment Flag	false